Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Intangible Assets

The following table summarizes other intangible assets as of September 30, 2013 and December 31, 2012:

	Gross Intangible Asset	Accumulated Amortization	Valuation Allowance	Net Intangible Assets
	(In thousands)
September 30, 2013
Mortgage servicing rights	$42,466	(27,804)	(81)	14,581
Core deposit premiums	14,338	(6,074)	—	8,264
Other	300	(73)	—	227

Total other intangible assets	$57,104	(33,951)	(81)	23,072

December 31, 2012
Mortgage servicing rights	$37,838	(24,107)	(1,705)	12,026
Core deposit premiums	14,338	(4,455)	—	9,883
Other	300	(50)	—	250

Total other intangible assets	$52,476	(28,612)	(1,705)	22,159

The following table summarizes other intangible assets as of December 31, 2012 and December 31, 2011:

	Gross Intangible Asset	Accumulated Amortization	Valuation Allowance	Net Intangible Assets
	(In thousands)
December 31, 2012
Mortgage Servicing Rights	$37,838	$(24,107)	$(1,705)	$12,026
Core Deposit Premiums	14,338	(4,455)	—	9,883
Other	300	(50)	—	250

Total other intangible assets	$52,476	$(28,612)	$(1,705)	$22,159

December 31, 2011
Mortgage Servicing Rights	$21,577	$(10,042)	$(729)	$10,806
Core Deposit Premiums	9,087	(2,920)	—	6,167
Other	300	(20)	—	280

Total other intangible assets	$30,964	$(12,982)	$(729)	$17,253

Schedule of Estimated Future Amortization Expense

The following presents the estimated future amortization expense of other intangible assets for the next five years:

	Mortgage Servicing Rights	Core Deposit Premiums	Other
	(In thousands)
2013	$3,287	$2,114	$30
2014	2,625	1,857	30
2015	2,097	1,596	30
2016	1,676	1,321	30
2017	1,339	1,063	30